27 Benefits offered to team members	12 Months Ended
Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Benefits offered to team members
27	Benefits offered to team members

27.1.	Short-term benefits

The obligations of short-term benefits for employees are recognized as personnel expenses as the corresponding service is rendered. The liability is recognized at the amount of the expected payment if the Company has a legal or constructive obligation to pay the amount due to services rendered by an employee in the past and the obligation can be reliably estimated.

	2020	2019	2018

Health care	197,683	181,466	162,338
Private pension	94,302	90,687	84,525
Transport	66,752	67,761	64,714
Feeding	38,400	35,677	33,537
Life insurance	9,875	7,997	5,964
Training	14,892	26,261	27,463
Other	14,117	12,164	12,307
	436,021	422,013	390,848

Long-term incentive plan (“ILP Plan”)

The fair value at the issue date of share-based payments granted to employees is recognized as personnel expenses, with a corresponding increase in shareholders' equity, during the period the employees acquire the full right to the award. The amount recognized as an expense is adjusted to reflect the number of awards for which there is an expectation that the service and performance requirements will be fulfilled, so that the final amount recognized as an expense is based on the number of awards that effectively fulfill the service and performance conditions on the vesting date. For share-based payment awards with non-vesting conditions, the fair value at the grant date of the share-based awards is measured to reflect such conditions and no further adjustments are made for the differences between the expected and actual results. The fair value of the amount payable to employees related to rights on stock price appreciation, which are settled in cash, is recognized as an expense with a corresponding increase in liabilities during the period in which the employees acquire the full right to the payment. The liabilities are remeasured on each reporting date and on the settlement date, based on the fair value of the rights to stock price appreciation. Any changes in the fair value of the liability are recognized in the income statement as personnel expenses.

On March 21, 2018, the Extraordinary Shareholders Meeting approved the Long-Term Incentive Plan to align the interests of its participants with the interests of the Company’s shareholders, as well as to encourage the participants to stay at the Company, with the purpose to provide eligible participants with an opportunity to receive restricted shares in the Company by means of voluntary investment using own funds and their maintenance until the end of the 3-year vesting period.

On March 28, 2018, the Board of Directors approved a new program, the “Long-Term Incentive Plan 2018 Program,” under the terms and conditions of the Long-Term Incentive Plan, which includes a list of eligible people, the period for acquisition of own shares by the participants and the number of restricted shares to be delivered to participants as consideration for each share acquired. The maximum number of shares the Company expects to deliver to the participants of the Long-Term Incentive 2019 Program, after the vesting period and provided that the necessary requirements are met, is approximately 728,000 shares. The grant date of the program was April 6, 2018.

On March 13, 2019, the Board of Directors approved a new program, the “Long-Term Incentive Plan 2019 Program,” under the terms and conditions of the Long-Term Incentive Plan, which includes a list of eligible people, the period for acquisition of own shares by the participants and the number of restricted shares to be delivered to participants as consideration for each share acquired. The maximum number of shares the Company expects to deliver to the participants of the Long-Term Incentive 2019 Program, after the vesting period and provided that the necessary requirements are met, is approximately 582,000 shares. The grant date of the program was March 19, 2019.

On March 19, 2020, the Board of Directors approved a new program, the “ILP Plan 2020,” in accordance with the terms and conditions of th7e ILP Plan, which includes the list of eligible persons, the deadline for acquiring own shares by participants and the number of restricted shares to be delivered to participants as matching contribution for each own share acquired. The maximum number of shares the Company expects to deliver to the participants of the ILP Program 2020, after the vesting period and subject to compliance with all necessary requirements, is approximately 1.82 million shares. The program’s grant date is April 1, 2020.

The shares to be delivered by the Company to participants of the ILP Program 2018 are those currently held in treasury or acquired through repurchase programs, and in the event said shares cannot be delivered, the Company will pay participants in cash the amount corresponding to the shares, based on the quote on the stock exchange on the second business day immediately prior to the respective payment date.

The fair value of the Company’s consideration is calculated in accordance with the agreed terms. For the eligible people of the Braskem S.A., the fair value considers the price of the class A preferred shares (R$16.27, referring exclusively to the ILP 2020 grant). For the eligible people of subsidiaries abroad, the fair value considers the price of the American Depository Receipts - ADR (US$9.01) on December 31, 2020.

The fair value, net of taxes, recorded under shareholders equity on December 31, 2020 is R$11,629 (R$13,573 on December 31, 2019).

27.2.	Post-employment benefits
27.2.1.	Retirement plans and health plans

The Company’s net obligation for defined benefit plans is calculated for each of the plans based on the estimated amount of future benefit that employees will receive in return for services rendered in the current and prior periods. Such amount is discounted to its present value and is reported net of the fair value of any of the plan’s assets. The calculation of the obligation of the defined benefit plan is made annually by a qualified accountant using the projected unit credit method.

When calculations result in a potential asset for the Company, the asset to be recognized is limited to the present value of economic benefits available as future plan reimbursements or as a reduction in future contributions to the plan. To calculate the present value of economic benefits, any applicable minimum cost requirements are taken into account. Remeasurements of net obligation, which include: actuarial gains and losses, return on plan assets (excluding interest) and the effects of the asset cap (if any, excluding interest), are immediately recognized in other comprehensive income.

The obligations for contributions to defined contribution plans are recognized in profit or loss as personnel expenses when the related services are provided by employees. The contributions paid in advance are recognized as an asset to the extent that a cash reimbursement or a reduction in future payments is possible.

For each of the below plans, the Company engaged a specialized company to prepare an actuarial report for measuring its future obligations.

(a)	Braskem America

The subsidiary Braskem America administers the Novamont, which is a closed defined benefit pension plan for the employees of a plant located in the State of West Virginia. On December 31, 2020, there were 37 active participants, 151 employees with deferred benefits along with 170 participants (38 active participants, 157 employees with deferred benefits and 171 assisted participants in 2019) receiving benefits as stated within the current year actuarial report. Due to the current funding levels of the pension plan, Braskem America was not required to contribute to the plan during the 2020 plan year and, therefore, there were no additional cash contributions made by the subsidiary or the participants in 2020 and 2019.

(b)	Braskem Alemanha (“Germany”)

The subsidiary Braskem Alemanha is the sponsor of the defined benefit plans and defined contribution plans of its employees. At December 31, 2020, the plan has 158 participants (158 in 2019) and no contributions were made by Braskem Alemanha of the participants in 2020 and 2019.

(c)	Braskem Holanda (“Netherlands”)

The subsidiary Braskem Holanda is the sponsor of the defined contribution plans of its employees. At December 31, 2020, the plans have 8 participants (8 in 2019) and no contributions were made by Braskem Holanda or the participants in 2020 and 2019.

(d)	Braskem Idesa

The subsidiary Braskem Idesa is the sponsor of defined benefit plans for its team members. At December 31, 2020, the plan was composed of 833 active participants (823 in 2019).The contributions Braskem Idesa made in the year amounted to R$3,037 (R$2,056 in 2019).During 2020 and 2019, there were no contributions from participants.

(e)	Health plan

According to Brazilian laws, the type of health plan offered by the Company, named contributory plan, ensures to the participant who retires or is dismissed without cause the right to remain in the plan with the same assistance coverage conditions they had during the employment term, provided they assume the full payment of the plan (Company’s part + participant’s part).

(i)	Amounts in statement of financial position

	2020	2019

Defined benefit
Novamont Braskem America	113,662	80,593
Braskem Idesa	17,243	11,408
Braskem Alemanha and Netherlands	239,955	153,564
	370,860	245,565
Health care
Bradesco saúde	217,089	224,852

Total obligations	587,949	470,417

Fair value of plan assets
Novamont Braskem America	(113,662)	(79,784)
Braskem Alemanha	(2,213)	(1,558)
	(115,875)	(81,342)

Consolidated net balance (non-current liabilities)	472,074	389,075

(ii)	Change in obligations

	Consolidated
			2020			2019			2018
	Health	Benefit		Health	Benefit		Health	Benefit
	insurance	plans	Total	insurance	plans	Total	insurance	plans	Total

Balance at beginning of year	224,852	245,487	470,339	90,679	183,609	274,288	83,233	156,957	240,190
Current service cost	4,678	12,486	17,164	2,698	8,233	10,931	1,398	5,842	7,240
Interest cost	17,097	6,482	23,579	8,663	6,133	14,796	8,293	4,906	13,199
Benefits paid	(5,949)	(7,409)	(13,358)	(5,817)	(4,677)	(10,494)	(2,669)	(3,845)	(6,514)
Change plan					8,068	8,068		1,391	1,391
Actuarial losses (gain)	(23,589)	25,803	2,214	128,629	38,437	167,066	424	(3,713)	(3,289)
Exchange variation		87,933	87,933		5,684	5,684		22,149	22,149
Balance at the end of the year	217,089	370,782	587,871	224,852	245,487	470,339	90,679	183,687	274,366

(iii)	Change in fair value plan assets

	2020	2019	2018

Balance at beginning of year	81,342	67,993	46,415
Actual return on plan assets	15,791	14,329	(3,200)
Employer contributions		285	20,544
Benefits paid	(4,973)	(3,966)	(3,712)
Exchange variation	23,715	2,701	7,868
Balance at the end of the year	115,875	81,342	67,915

(iv)	Amounts recognized in profit and loss

	Consolidated
			2020			2019			2018
	Health	Benefit		Health	Benefit		Health	Benefit
	insurance	plans	Total	insurance	plans	Total	insurance	plans	Total

Current service cost	4,678	12,486	17,164	2,698	8,233	10,931	1,398	5,842	7,240
Interest cost	17,097	6,482	23,579	8,663	6,133	14,796	8,293	4,906	13,199
Actuarial losses		15,461	15,461		28,936	28,936		2,500	2,500
	21,775	34,429	56,204	11,361	43,302	54,663	9,691	13,248	22,939

(v)	Actuarial assumptions

														(%)
					2020					2019				2018
	Health	United				Health	United				Health	United
	insurance	States	Mexico	Germany	Netherlands	insurance	States	Mexico	Germany	Netherlands	insurance	States	Germany	Netherlands

Discount rate	3.99	2.60	7.25	0.70	0.70	3.60	3.35	7.25	2.00	2.00	5.03	4.45	2.00	2.00
Inflation rate	3.25	n/a	4.00	2.00	2.00	4.00	n/a	4.00	2.00	2.00	4.50	n/a	2.00	2.00
Expected return on plan assets	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Rate of increase in future salary levels	n/a	n/a	5.00	3.00	3.00	n/a	n/a	5.00	3.00	3.00	n/a	n/a	3.00	3.00
Rate of increase in future pension plan	n/a	n/a	n/a	1.75	1.75	n/a	n/a	n/a	1.75	1.75	n/a	n/a	1.75	1.75
Aging factor	2.50	n/a	n/a	n/a	n/a	2.50	n/a	n/a	n/a	n/a	2.50	n/a	n/a	n/a
Medical inflation	3.50	n/a	n/a	n/a	n/a	3.50	n/a	n/a	n/a	n/a	3.50	n/a	n/a	n/a
Duration	14.99	n/a	n/a	n/a	n/a	15.32	n/a	n/a	n/a	n/a	19.66	n/a	n/a	n/a

(vi)	Fair value of assets hierarchy

On December 31, 2020, the balance of the fair value of assets is represented by the assets of the Novamont defined benefit plan, which has a level-1 fair value hierarchy.

(vii)	Sensitivity analysis

	Impact on the defined benefit obligation
	Premise change					Premise increase					Premise reduction
	Health	United				Health	United				Health	United
	insurance	States	Mexico	Germany	Netherlands	insurance	States	Mexico	Germany	Netherlands	insurance	States	Mexico	Germany	Netherlands
Discount rate	1.0%	1.0%	1.0%	0.5%	0.5%	26,427	15,262	1,502	23,415	1,248	(32,925)	(13,210)	(1,796)	(27,317)	(1,446)
Real medical inflation	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Rate of increase in future salary levels	n/a	n/a	n/a	0.5%	0.5%	n/a	n/a	n/a	14,158	740	n/a	n/a	n/a	(13,353)	(698)
Rate of increase in future pension plan	1.0%	n/a	n/a	0.25%	0.25%	(5,335)	n/a	n/a	6,978	365	5,391	n/a	n/a	(6,772)	(354)
Life expectancy	1.0%	n/a	n/a	1 year	1 year	41,186	n/a	n/a	5,985	313	(32,503)	n/a	n/a	(6,247)	(327)
Mortality rate	n/a	10.0%	n/a	n/a	n/a	n/a	6,215	n/a	n/a	n/a	n/a	(1,662)	n/a	n/a	n/a

										Health insurance - Impact on cost of services and interests costs
										Premise change		Premise increase		Premise reduction
										Cost of	Iterests	Cost of	Iterests	Cost of	Iterests
										services	costs	services	costs	services	costs
Discount rate										1.0%	1.0%	774	22	(1,017)	112
Life expectancy										1.0%	1.0%	654	3,035	(543)	(2,395)
Rate of increase in future pension plan										1.0%	1.0%	116	393	(120)	(397)

27.2.2.	Retirement plan - defined contribution

The Company and the subsidiaries in Brazil sponsor a defined contribution plan for its team members managed by Vexty, a private pension plan entity. Vexty offers its participants, which are employees of the sponsoring companies, an optional defined contribution plan in which monthly and additional participant contributions and monthly and annual sponsor contributions are made to individual pension savings accounts. For this plan, the sponsors pay contributions to private pension plan on contractual or voluntary bases. As soon as the contributions are paid, the sponsors do not have any further obligations related to additional payments.

At December 31, 2020, the number of active participants in Vexty sums 5,834 (5,764 in 2019) and the contributions made by the sponsors in the year amount to R$46,689 (R$50,888 in 2019) and the contributions made by the participants amounted to R$74,980 (R$74,814 in 2019).